NOTE 5: THE TRANSACTION (Details Narrative) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTransactionLineItems [Line Items]
Number of shares issued	77,847,598	77,847,598
Adira
DisclosureOfTransactionLineItems [Line Items]
Number of shares issued	2,544,075
Share price	$ 0.24